Related-Party Agreements and Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of related party transactions
The following table reflects significant transactions with Valero (in thousands):

	Year Ended December 31, (a)
	2014	2013	2012
Operating revenues – related party	$129,180	$124,985	$115,889
Operating expenses	24,979	22,778	22,167
General and administrative expenses	10,136	7,375	6,781

(a) Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.
Receivables from related party consist of the following (in thousands):

	December 31,
	2014	2013
Trade receivables – related party	$10,515	$4,196
Due from (to) related party	(2,016)	2,954
Receivables from related party	$8,499	$7,150

Reconciliation of net transfers from Valero
The following is a reconciliation of the amounts presented as net transfers from Valero on our statements of partners’ capital and statements of cash flows (in thousands).

	Year Ended December 31, (a)
	2014	2013	2012
Net transfers from Valero per statements of partners’ capital	$87,399	$65,432	$18,820
Less: Noncash transfers from (to) Valero	(264)	78	(2,248)
Net transfers from Valero per statements of cash flows	$87,663	$65,354	$21,068

(a) Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.

Future minimum rentals to be received related to noncancelable lease agreements
As of December 31, 2014, future minimum rentals to be received related to these noncancelable lease agreements were as follows (in thousands):

2015	$28,927
2016	28,927
2017	28,927
2018	28,927
2019	28,927
Thereafter	127,607
Total minimum rental payments	$272,242